Income Taxes - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Net income loss	¥ 355,201,000	$ 51,498			¥ 450,144,000	¥ 8,247,000
Applicable tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense	¥ 11,856,000	$ 1,719			¥ 0	¥ 0
Effective tax rate	3.22%	3.22%	3.22%	3.22%	0.00%	0.00%
Unrecognized tax benefits | ¥	¥ 0				¥ 0
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net income loss | ¥	0
Income tax expense | ¥	¥ 0
Hong Kong [Member] | PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Percentage of with holding income tax dividends distributed by a foreign- invested enterprise	5.00%	5.00%	5.00%	5.00%
Noncontrolling interest, ownership percentage by parent	25.00%
Singapore [Member]
Income Tax Disclosure [Line Items]
Net income loss | ¥	¥ 0
Applicable tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense | ¥	¥ 0
CHINA [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Percentage of with holding income tax dividends distributed by a foreign- invested enterprise	10.00%	10.00%	10.00%	10.00%
CHINA [Member] | Shanghai Intchains [Member]
Income Tax Disclosure [Line Items]
Percentage of preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Percentage of after utilizing all prior year's tax losses	0.00%	0.00%	0.00%	0.00%
Tax holiday period	5 years	5 years	5 years	5 years
Tax holiday full exemption Period	2 years	2 years	2 years	2 years
Tax holiday half exemption Period	3 years	3 years	3 years	3 years
Enterprise income tax carry forward period for net operating losses	5 years	5 years	5 years	5 years
Effective tax rate	0.00%	0.00%	0.00%	0.00%
High and new technology enterprises income tax carry forward period for net operating losses					10 years
CHINA [Member] | Other Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
First Two Million Hongkong Dollars [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net income loss | $			$ 2
Applicable tax rate	8.25%	8.25%	8.25%	8.25%
Above Two Million Hongkong Dollars [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%	16.50%
First 10,000 Dollars [Member] | Singapore [Member] | Partial Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss | $				$ 10,000
Percentage of exemption on net chargeable income.	75.00%	75.00%	75.00%	75.00%
Next 290,000 Singapore Dollars [Member] | Singapore [Member] | Partial Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Percentage of exemption on net chargeable income.	50.00%	50.00%	50.00%	50.00%
Next 290,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss | $				$ 190,000
First 100,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss | $				$ 100,000
Percentage of exemption on net chargeable income.	75.00%	75.00%	75.00%	75.00%
Next 100,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss | $				$ 100,000
Percentage of exemption on net chargeable income.	50.00%	50.00%	50.00%	50.00%